UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment              [ ] Amendment Number: _____
This Amendment (Check only one):     [ ] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: TAMRO Capital Partners LLC
Address: 1701 Duke Street, Suite 250
Alexandria, VA 22314

Form 13F File Number: 028-12577

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Betsy M. Markus,
Title: Chief Operating Officer & Chief Compliance Officer
Phone: 703-740-1000

Signature, Place, and Date of Signing:
Betsy Markus Alexandria, VA August 8, 2011

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number Name
-------------------- ----

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 109

Form 13F Information Table Value Total: 1,600,117 (x1000)

List of Other Included Managers:


TAMRO HOLDINGS AS OF 6/30/11

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

Column 1                  Column 2     Column 3    Column 4   Column 5   Column 6       Column 7      Column 8
                                                                       Invstmnt Dscrtn            Voting Authority
						     Value				  Other
Name of Issuer         Title of Class   Cusip      (x$1000)    Shares  Sole  Shared Other Mgrs   Sole   Shared   None
--------------             --------     -----      ---------- ------ ------  ----- ------ -----  ----   -----    ----



AES Corp.                    COMMON    00130H105         1057     82936 SH       X                  82,936              0
AGCO Corp.                   COMMON    001084102         1507     30527 SH       X                  30,527              0
Aaron's Inc.                 COMMON    002535300        31113   1100965 SH       X                 877,639        223,326
AeroVironment Inc.           COMMON    008073108        27733    784533 SH       X                 628,834        155,699
Allergan, Inc.               COMMON    018490102         1528     18356 SH       X                  18,356              0
American Express Co.         COMMON    025816109         1099     21220 SH       X                  21,220              0
Amgen Inc.                   COMMON    031162100         1410     24172 SH       X                  24,172              0
Analogic Corp.               COMMON    032657207        22768    432936 SH       X                 347,105         85,831
Atwood Oceanics Inc.         COMMON    050095108        25339    574194 SH       X                 462,831        111,363
BJ's Restaurants Inc.        COMMON    09180C106        31216    596181 SH       X                 477,248        118,933
Bank of the Ozarks           COMMON    063904106        38528    740067 SH       X                 592,160        147,907
Bill Barrett Corp.           COMMON    06846N104        36179    780567 SH       X                 623,798        156,769
Blackboard Inc.              COMMON    091935502        22660    522248 SH       X                 415,068        107,180
Blue Coat Systems Inc.       COMMON    09534T508        18994    868871 SH       X                 693,296        175,575
Boeing Co.                   COMMON    097023105         1565     21169 SH       X                  21,169              0
CarMax Inc.                  COMMON    143130102         1477     44677 SH       X                  44,677              0
Cbeyond Inc.                 COMMON    149847105        25303   1915440 SH       X               1,532,160        383,280
Ceragon Networks Ltd.        COMMON    M22013102        15018   1263085 SH       X               1,009,572        253,513
Cerner Corp.                 COMMON    156782104         1958     32039 SH       X                  32,039              0
Chicago Bridge & Iron Co. NY REG SH    167250109        30883    793896 SH       X                 635,548        158,348
Cintas Corp.                 COMMON    172908105          698     21141 SH       X                  21,141              0
Cisco Systems Inc.           COMMON    17275R102          976     62548 SH       X                  62,548              0
Colfax Corp.                 COMMON    194014106        28124   1134024 SH       X                 908,994        225,030
Colonial PPTYS TR    COM SH BEN INT    195872106        35593   1744756 SH       X               1,392,523        352,233
Comstock Resources Inc.      COMMON    205768203        34108   1184730 SH       X                 946,677        238,053
Contango Oil & Gas Co.       COMMON    21075N204        22405    383391 SH       X                 307,023         76,368
Danaher Corp.                COMMON    235851102         1646     31048 SH       X                  31,048              0
DeVry Inc.                   COMMON    251893103          883     14936 SH       X                  14,936              0
Dell Inc.                    COMMON    24702R101         1681    100828 SH       X                 100,828              0
DemandTec Inc.               COMMON    24802R506        13194   1449867 SH       X               1,151,967        297,900
E.W. Scripps                 COMMON    811054402        25994   2688074 SH       X               2,136,646        551,428
EMC Corp.                    COMMON    268648102          650     23581 SH       X                  23,581              0
EOG Resources Inc.           COMMON    26875P101         1278     12220 SH       X                  12,220              0
ESCO Technologies            COMMON    296315104        28833    783502 SH       X                 627,845        155,657
East West Bancorp. Inc.      COMMON    27579R104        29511   1460202 SH       X               1,160,783        299,419
Exxon Mobil Corp.            COMMON    30231G102         1890     23223 SH       X                  23,223              0
F5 Networks, Inc.            COMMON    315616102          827      7500 SH       X                   7,500              0
Fluor Corp.                  COMMON    343412102         1428     22068 SH       X                  22,068              0
Forward Air Corp.            COMMON    349853101        30162    892618 SH       X                 709,411        183,207
Franklin Electric Co.        COMMON    353514102        27760    591277 SH       X                 471,641        119,636
Franklin Resources Inc.      COMMON    354613101         1217      9264 SH       X                   9,264              0
GAMCO Investors Inc.         COMMON    361438104        10823    233810 SH       X                 189,698         44,112
Glacier Bancorp              COMMON    37637Q105        13979   1037008 SH       X                 831,566        205,442
Global Geophysical Svcs Inc  COMMON    37946S107        13279    746038 SH       X                 601,432        144,606
Google Inc.                  COMMON    38259P508         1383      2732 SH       X                   2,732              0
Grand Canyon Education Inc.  COMMON    38526M106        20254   1428329 SH       X               1,143,461        284,868
Harman Intl Inds Inc         COMMON    413086109        27155    595904 SH       X                 476,252        119,652
Health Mgmt Assoc Inc New    CL A      421933102        16993   1576351 SH       X               1,261,745        314,606
Home Depot Inc.              COMMON    437076102         1295     35764 SH       X                  35,764              0
Iberiabank Corp.             COMMON    450828108        32574    565072 SH       X                 456,721        108,351
Ixia                         COMMON    45071R109        26445   2065996 SH       X               1,673,056        392,940
JPMorgan Chase & Co.         COMMON    46625H100          568     13871 SH       X                  13,871              0
Johnson & Johnson            COMMON    478160104         1541     23167 SH       X                  23,167              0
Johnson Controls Inc.        COMMON    478366107         1731     41456 SH       X                  41,456              0
Joy Global Inc.              COMMON    481165108         1048     10999 SH       X                  10,999              0
Kraft Foods Inc.             CL A      50075N104         1236     34933 SH       X                  34,933              0
LaSalle Hotel Pptys          COMMON    517942108        18116    687787 SH       X                 547,037        140,750
Lumber Liquidators Hldgs Inc COMMON    55003T107        25378    999115 SH       X                 800,723        198,392
McCormick & Co. Inc.         COMMON    579780206          933     18826 SH       X                  18,826              0
Meru Networks Inc.           COMMON    59047Q103        14537   1210405 SH       X                 979,565        230,840
MetLife Inc.                 COMMON    59156R108         1617     36865 SH       X                  36,865              0
Monsanto Co.                 COMMON    61166W101         1467     20226 SH       X                  20,226              0
Morningstar Inc.             COMMON    617700109        33796    556042 SH       X                 446,679        109,363
Mosaic Co.                   COMMON    61945C103         1541     22753 SH       X                  22,753              0
NETGEAR Inc.                 COMMON    64111Q104        40833    933971 SH       X                 742,260        191,711
NuVasive Inc.                COMMON    670704105        24464    744053 SH       X                 591,401        152,652
Occidental Petroleum Corp.   COMMON    674599105         1347     12914 SH       X                  12,914              0
Overseas Shipholding Group I COMMON    690368105         3875    143827 SH       X                 115,282         28,545
Philip Morris International  COMMON    718172109         1269     18903 SH       X                  18,903              0
Precision Drilling Corp.     COMMON    74022D308        31642   2203489 SH       X               1,763,833        439,656
Quality Systems Inc.         COMMON    747582104        24850    284647 SH       X                 227,605         57,042
Range Resources Corp.        COMMON    75281A109         1760     31705 SH       X                  31,705              0
Research In Motion Ltd.      COMMON    760975102          938     32502 SH       X                  32,502              0
RightNow Technologies Inc.   COMMON    76657R106        31339    967258 SH       X                 774,479        192,779
Rosetta Stone Inc.           COMMON    777780107        14826    918564 SH       X                 734,591        183,973
Royal Gold Inc.              COMMON    780287108        35277    602273 SH       X                 485,743        116,530
ISHARES TR Index       RUSSELL 2000    464287655          333      4025 SH       X                   4,025              0
SPDR SERIES TRUST   KBW REGN BK ETF    78464a698          753     29605 SH       X                  20,115          9,490
SeaChange International Inc. COMMON    811699107        22247   2063694 SH       X               1,641,986        421,708
Smith Micro Software Inc.    COMMON    832154108         9759   2318003 SH       X               1,855,581        462,422
Southwestern Energy Co.      COMMON    845467109         1416     33013 SH       X                  33,013              0
Stifel Financial Corp.       COMMON    860630102        30404    847856 SH       X                 679,816        168,040
T. Rowe Price Group Inc.     COMMON    74144T108         1290     21381 SH       X                  21,381              0
Teleflex Inc.                COMMON    879369106        28070    459713 SH       X                 366,698         93,015
Terex Corp.                  COMMON    880779103        24410    857992 SH       X                 687,785        170,207
Teva Pharmaceutical Inds Ltd ADR       881624209         1252     25972 SH       X                  25,972              0
Texas Industries Inc.        COMMON    882491103        28358    681189 SH       X                 541,401        139,788
Texas Roadhouse Inc.         COMMON    882681109        27829   1586886 SH       X               1,277,001        309,885
The Advisory Board Co.       COMMON    00762W107        43632    753827 SH       X                 604,813        149,014
Corporate Executive Brd Co   COMMON    21988R102        37788    865697 SH       X                 693,481        172,216
Treehouse Foods Inc.         COMMON    89469A104        27501    503586 SH       X                 400,304        103,282
UMB Financials Corp.         COMMON    902788108        25655    612592 SH       X                 490,902        121,690
United Natural Foods Inc.    COMMON    911163103        25351    594128 SH       X                 472,311        121,817
United Technologies Corp.    COMMON    913017109         1336     15094 SH       X                  15,094              0
United Therapeutics Corp.    COMMON    91307C102         8277    150214 SH       X                 120,306         29,908
Vasco Data Sec Intl Inc      COMMON    92230Y104        33501   2690814 SH       X               2,172,911        517,903
Wabtec Corp.                 COMMON    929740108        32314    491694 SH       X                 390,769        100,925
Websense Inc.                COMMON    947684106        32035   1233540 SH       X                 986,506        247,034
Winnebago Industries         COMMON    974637100        16087   1665338 SH       X               1,333,527        331,811
athenahealth Inc.            COMMON    04685W103        34057    828635 SH       X                 664,884        163,751
Boeing Co.                   CALL      097023905           31        42 SH       X                      42              0
Boeing Co.                   CALL      097023905           18        29 SH       X                      29              0
Cisco Sys Inc.               CALL      17275R902           37       439 SH       X                     439              0
Dell Inc.                    CALL      24702R901           16       351 SH       X                     351              0
JPMorgan Chase & Co.         CALL      46625H900            3       123 SH       X                     123              0
JPMorgan Chase & Co.         CALL      46625H900            6        50 SH       X                      50              0
Johnson & Johnson            CALL      478160904           27       209 SH       X                     209              0
Johnson & Johnson            CALL      478160904           18        63 SH       X                      63              0
MetLife Inc.                 CALL      59156R908            4       111 SH       X                     111              0


						   $1,600,117

